Earnings per Share - Summary of Anti-dilutive Securities (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding (in shares)	1,008,519		1,008,519		1,013,103	980,339	678,232
Warrants outstanding, exercise price (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Antidilutive securities (in shares)	7,599,975,000	7,255,385,000	7,599,975,000	7,255,385,000	8,337,653,000	7,002,258,000
$0.01 Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding (in shares)	108,821	132,099	108,821	132,099	132,099	132,099
Warrants outstanding, exercise price (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	899,698,000	842,717,000	899,698,000	842,717,000	881,004,000	848,240,000
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	6,700,277,000	6,412,668,000	6,700,277,000	6,412,668,000	7,207,044,000	5,904,413,000
Performance awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					249,605,000	249,605,000